Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Aerojet Rocketdyne Holdings Inc.(a)(b)	24,161	$1,258,063
Cubic Corp.	10,437	681,432
Curtiss-Wright Corp.	14,236	2,070,341
Moog Inc., Class A	10,758	964,024
Parsons Corp.(a)	6,294	257,425

		5,231,285

Airlines — 0.3%
Allegiant Travel Co.	4,403	739,880

Auto Components — 0.7%
LCI Industries	8,347	901,226
Visteon Corp.(a)	9,326	744,308

		1,645,534

Banks — 10.7%
Ameris Bancorp.	21,838	877,669
Atlantic Union Bankshares Corp.	26,915	906,766
BancFirst Corp.	6,017	347,783
BancorpSouth Bank	32,023	914,897
Bank of Hawaii Corp.	13,441	1,204,314
CenterState Bank Corp.	41,748	941,835
Community Bank System Inc.	17,241	1,142,561
CVB Financial Corp.	44,421	922,624
First BanCorp./Puerto Rico	72,632	673,299
First Citizens BancShares Inc./NC, Class A	2,900	1,527,778
First Interstate BancSystem Inc., Class A	11,777	453,414
Glacier Bancorp. Inc.	28,613	1,212,333
Heartland Financial USA Inc.	10,914	533,804
Home BancShares Inc./AR	51,781	990,053
Independent Bank Corp.	11,486	829,289
Independent Bank Group Inc.	12,175	651,606
Investors Bancorp. Inc.	74,272	897,577
Pacific Premier Bancorp. Inc.	19,797	589,951
Pinnacle Financial Partners Inc.	24,000	1,417,440
Renasant Corp.	19,106	610,055
Simmons First National Corp., Class A	38,019	911,696
South State Corp.	11,261	851,444
Sterling Bancorp./DE	67,429	1,348,580
TowneBank/Portsmouth VA	21,459	569,736
United Community Banks Inc./GA	26,164	730,499
Westamerica Bancorp.	6,978	442,126
Western Alliance Bancorp.	31,488	1,739,082
Wintrust Financial Corp.	19,047	1,205,294

		25,443,505

Biotechnology — 2.1%
Bluebird Bio Inc.(a)(b)	18,451	1,470,360
Immunomedics Inc.(a)(b)	61,234	1,137,115
Intercept Pharmaceuticals Inc.(a)(b)	8,411	777,261
Iovance Biotherapeutics Inc.(a)(b)	38,746	842,338
Myriad Genetics Inc.(a)(b)	24,826	686,439

		4,913,513

Building Products — 0.7%
Advanced Drainage Systems Inc.	17,316	719,826
Universal Forest Products Inc.	20,514	982,621

		1,702,447

Capital Markets — 1.6%
Ares Management Corp., Class A	24,891	897,570
Cohen & Steers Inc.	7,263	537,317

Security	Shares	Value

Capital Markets (continued)
Eaton Vance Corp., NVS	37,760	$1,727,520
Houlihan Lokey Inc.	13,937	722,633

		3,885,040

Chemicals — 4.0%
Ashland Global Holdings Inc.	20,084	1,485,814
HB Fuller Co.	17,001	785,616
Innospec Inc.	8,169	822,863
NewMarket Corp.	2,465	1,083,663
PolyOne Corp.	25,649	851,034
PQ Group Holdings Inc.(a)	12,753	195,248
Scotts Miracle-Gro Co. (The)	13,213	1,621,764
Sensient Technologies Corp.	14,113	843,252
Stepan Co.	6,684	659,377
WR Grace & Co.	18,708	1,260,171

		9,608,802

Commercial Services & Supplies — 2.7%
ABM Industries Inc.	22,149	844,763
Advanced Disposal Services Inc.(a)(b)	24,168	796,336
Brady Corp., Class A, NVS	16,608	919,585
BrightView Holdings Inc.(a)(b)	10,133	160,101
Casella Waste Systems Inc., Class A(a)(b)	14,679	751,418
Covanta Holding Corp.	39,039	584,804
Harsco Corp.(a)(b)	26,266	391,363
Herman Miller Inc.	19,695	761,212
McGrath RentCorp.	8,105	626,679
Mobile Mini Inc.	14,725	614,621

		6,450,882

Communications Equipment — 0.6%
InterDigital Inc.	10,390	574,047
NetScout Systems Inc.(a)	21,979	565,080
Plantronics Inc.	10,923	313,709

		1,452,836

Construction & Engineering — 1.9%
Arcosa Inc.	16,149	706,519
EMCOR Group Inc.	18,740	1,539,866
MasTec Inc.(a)(b)	20,125	1,162,218
Valmont Industries Inc.	7,184	1,020,559

		4,429,162

Construction Materials — 0.5%
Eagle Materials Inc.	13,883	1,265,713

Consumer Finance — 0.6%
SLM Corp.	140,780	1,537,318

Containers & Packaging — 0.6%
Graphic Packaging Holding Co.	96,788	1,512,796

Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)	18,020	621,870
H&R Block Inc.	65,108	1,510,506
WW International Inc.(a)	15,503	511,289

		2,643,665

Diversified Financial Services — 0.2%
FGL Holdings(b)	43,608	420,817

Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings Inc.	13,910	986,636
Iridium Communications Inc.(a)	32,352	826,594
Vonage Holdings Corp.(a)(b)	76,114	675,131

		2,488,361

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 1.3%
MGE Energy Inc.	11,561	$924,071
Otter Tail Corp.	13,259	710,152
PNM Resources Inc.	26,583	1,441,596

		3,075,819

Electrical Equipment — 1.3%
Acuity Brands Inc.	13,213	1,557,416
EnerSys	14,112	1,015,500
Sunrun Inc.(a)	26,004	442,848

		3,015,764

Electronic Equipment, Instruments & Components — 2.1%
Coherent Inc.(a)(b)	8,054	1,139,077
Fabrinet(a)(b)	12,349	778,481
II-VI Inc.(a)	29,106	979,417
Insight Enterprises Inc.(a)(b)	11,935	786,158
Knowles Corp.(a)	28,718	566,606
Plexus Corp.(a)	9,738	692,567

		4,942,306

Energy Equipment & Services — 0.9%
Apergy Corp.(a)	25,851	668,507
Helmerich & Payne Inc.	36,164	1,466,450

		2,134,957

Entertainment — 0.7%
Cinemark Holdings Inc.	35,578	1,121,063
Lions Gate Entertainment Corp., Class A(a)	18,497	183,675
Lions Gate Entertainment Corp., Class B, NVS(a)	36,098	336,794

		1,641,532

Equity Real Estate Investment Trusts (REITs) — 15.2%
Acadia Realty Trust	29,018	720,227
Agree Realty Corp.	14,155	1,074,789
Alexander & Baldwin Inc.	22,736	497,009
Alexander’s Inc.	699	225,553
American Assets Trust Inc.	16,008	729,324
Brandywine Realty Trust	58,759	917,816
CareTrust REIT Inc.	31,868	706,832
Columbia Property Trust Inc.	39,016	823,238
Corporate Office Properties Trust	37,445	1,114,738
EastGroup Properties Inc.	12,809	1,742,921
Empire State Realty Trust Inc., Class A	49,836	675,776
Four Corners Property Trust Inc.	23,049	698,154
Global Net Lease Inc.	29,933	620,511
Hannon Armstrong Sustainable Infrastructure Capital Inc.	21,922	747,321
Healthcare Realty Trust Inc.	44,597	1,608,168
Highwoods Properties Inc.	34,623	1,734,958
JBG SMITH Properties	39,360	1,596,048
Life Storage Inc.	15,569	1,762,099
National Health Investors Inc.	14,671	1,237,939
Outfront Media Inc.	47,899	1,424,516
Paramount Group Inc.	67,143	944,031
Pebblebrook Hotel Trust	43,597	1,034,121
Physicians Realty Trust	61,846	1,196,720
Piedmont Office Realty Trust Inc., Class A	41,978	973,470
PotlatchDeltic Corp.	22,417	963,931
PS Business Parks Inc.	6,684	1,119,971
Rayonier Inc.	43,156	1,311,079
Retail Opportunity Investments Corp.	38,711	641,441
RLJ Lodging Trust	56,903	885,411
Ryman Hospitality Properties Inc.	18,156	1,543,805
Spirit Realty Capital Inc.	33,257	1,755,304
STAG Industrial Inc.	49,638	1,600,329

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Urban Edge Properties	38,405	$706,268
Washington REIT	26,897	818,745

		36,152,563

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings Inc.(a)(b)	40,823	837,688
Grocery Outlet Holding Corp.(a)	10,383	339,940
Performance Food Group Co.(a)	39,057	2,022,762
PriceSmart Inc.	7,432	455,284

		3,655,674

Food Products — 1.2%
Cal-Maine Foods Inc.	10,107	360,719
Freshpet Inc.(a)	10,358	651,311
Hain Celestial Group Inc. (The)(a)(b)	26,811	649,094
J&J Snack Foods Corp.	4,989	827,376
Seaboard Corp.	85	327,727

		2,816,227

Gas Utilities — 1.7%
New Jersey Resources Corp.	31,847	1,315,918
ONE Gas Inc.	17,600	1,663,200
South Jersey Industries Inc.	30,834	949,687

		3,928,805

Health Care Equipment & Supplies — 0.9%
Integer Holdings Corp.(a)	10,898	930,689
LivaNova PLC(a)	16,153	1,097,920

		2,028,609

Health Care Providers & Services — 1.4%
AMN Healthcare Services Inc.(a)	15,578	1,049,646
Magellan Health Inc.(a)	7,277	532,749
Option Care Health Inc.(a)	44,757	187,084
Premier Inc., Class A(a)(b)	22,172	770,920
Select Medical Holdings Corp.(a)	35,863	819,111

		3,359,510

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	54,187	464,924

Hotels, Restaurants & Leisure — 2.5%
Hilton Grand Vacations Inc.(a)	28,524	910,201
Hyatt Hotels Corp., Class A	12,209	1,032,149
Jack in the Box Inc.	7,914	646,969
Marriott Vacations Worldwide Corp.	12,478	1,500,355
Papa John’s International Inc.	7,356	476,522
SeaWorld Entertainment Inc.(a)	13,399	461,729
Six Flags Entertainment Corp.	26,215	999,578

		6,027,503

Household Durables — 1.3%
Helen of Troy Ltd.(a)	8,398	1,587,642
KB Home	28,570	1,072,803
LGI Homes Inc.(a)	6,663	531,308

		3,191,753

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy Inc., Class A	10,854	224,569
Clearway Energy Inc., Class C	26,279	556,327

		780,896

Insurance — 3.3%
Axis Capital Holdings Ltd.	27,999	1,798,936
Enstar Group Ltd.(a)	4,924	961,608
Kemper Corp.	20,891	1,554,708
Mercury General Corp.	9,064	444,952

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
ProAssurance Corp.	17,975	$545,901
Selective Insurance Group Inc.	19,824	1,313,340
White Mountains Insurance Group Ltd.	1,010	1,128,392

		7,747,837

Interactive Media & Services — 0.4%
TripAdvisor Inc.	35,066	958,003

Internet & Direct Marketing Retail — 0.2%
Groupon Inc.(a)	148,783	428,495

IT Services — 3.5%
CACI International Inc., Class A(a)	8,351	2,233,392
CoreLogic Inc.	26,538	1,234,017
CSG Systems International Inc.	10,995	547,771
EVERTEC Inc.	19,909	668,345
KBR Inc.	47,257	1,285,390
ManTech International Corp./VA, Class A	8,982	721,075
MAXIMUS Inc.	21,352	1,532,006

		8,221,996

Leisure Products — 0.2%
Acushnet Holdings Corp.	11,539	357,363

Life Sciences Tools & Services — 0.5%
Syneos Health Inc.(a)	20,769	1,274,386

Machinery — 4.2%
Altra Industrial Motion Corp.	21,529	716,055
Barnes Group Inc.	15,898	1,004,277
Franklin Electric Co. Inc.	12,833	740,336
Hillenbrand Inc.	24,764	718,899
ITT Inc.	29,279	1,964,035
Mueller Industries Inc.	19,007	554,434
Mueller Water Products Inc., Class A	52,670	613,605
Rexnord Corp.(a)	40,694	1,328,659
SPX Corp.(a)	14,733	722,948
Watts Water Technologies Inc., Class A	9,212	918,529
Welbilt Inc.(a)	43,767	660,444

		9,942,221

Marine — 0.8%
Kirby Corp.(a)	20,006	1,466,240
Matson Inc.	14,344	516,527

		1,982,767

Media — 2.0%
Gray Television Inc.(a)(b)	28,436	576,682
John Wiley & Sons Inc., Class A	14,600	636,852
Liberty Latin America Ltd., Class A(a)	15,138	252,502
Liberty Latin America Ltd., Class C, NVS(a)	38,075	641,564
Nexstar Media Group Inc., Class A	15,398	1,865,467
Sinclair Broadcast Group Inc., Class A	22,375	669,460

		4,642,527

Metals & Mining — 0.8%
Allegheny Technologies Inc.(a)	42,048	725,328
Carpenter Technology Corp.	15,914	632,422
Compass Minerals International Inc.	11,300	654,157

		2,011,907

Mortgage Real Estate Investment — 0.2%
Colony Credit Real Estate Inc.	27,884	347,156

Oil, Gas & Consumable Fuels — 2.2%
Cimarex Energy Co.	33,997	1,492,128

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.(a)(b)	62,270	$450,212
Kosmos Energy Ltd.	120,598	616,256
Murphy Oil Corp.	49,810	1,044,017
Parsley Energy Inc., Class A	102,998	1,713,887

		5,316,500

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	39,167	1,201,644

Pharmaceuticals — 2.1%
Horizon Therapeutics PLC(a)	62,463	2,154,349
MyoKardia Inc.(a)(b)	15,415	1,048,683
Reata Pharmaceuticals Inc., Class A(a)(b)	8,527	1,865,622

		5,068,654

Professional Services — 0.8%
ASGN Inc.(a)	17,621	1,192,765
Korn Ferry	18,460	756,491

		1,949,256

Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)	54,815	1,053,544
Kennedy-Wilson Holdings Inc.	41,359	891,700

		1,945,244

Road & Rail — 1.0%
Heartland Express Inc.	15,602	291,601
Landstar System Inc.	13,160	1,457,470
Werner Enterprises Inc.	14,771	544,459

		2,293,530

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries Inc.(a)(b)	12,776	893,553
Amkor Technology Inc.(a)(b)	35,210	396,113
Cabot Microelectronics Corp.	9,706	1,412,320
Cirrus Logic Inc.(a)	19,274	1,480,436
Cree Inc.(a)	35,918	1,669,828
Diodes Inc.(a)(b)	13,788	712,012
Enphase Energy Inc.(a)	26,549	836,825

		7,401,087

Software — 1.5%
j2 Global Inc.	15,450	1,481,037
Progress Software Corp.	14,932	673,881
Verint Systems Inc.(a)	22,284	1,292,472

		3,447,390

Specialty Retail — 1.1%
Asbury Automotive Group Inc.(a)	6,457	622,778
Lithia Motors Inc., Class A	7,557	1,025,031
Murphy USA Inc.(a)	9,650	985,941

		2,633,750

Textiles, Apparel & Luxury Goods — 2.6%
Crocs Inc.(a)	22,895	867,949
Deckers Outdoor Corp.(a)(b)	9,329	1,780,999
Skechers U.S.A. Inc., Class A(a)	44,691	1,670,997
Steven Madden Ltd.	25,820	995,619
Wolverine World Wide Inc.	27,029	853,306

		6,168,870

Thrifts & Mortgage Finance — 1.6%
Axos Financial Inc.(a)(b)	17,818	501,933
Essent Group Ltd.	32,834	1,628,895
TFS Financial Corp.	16,822	343,673
Walker & Dunlop Inc.	9,576	635,559

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	17,404	$694,246

		3,804,306

Tobacco — 0.2%
Vector Group Ltd.	38,471	505,509

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies Inc.	12,891	832,372
Beacon Roofing Supply Inc.(a)	22,873	757,325
GATX Corp.	11,714	891,787
Kaman Corp.	9,291	573,441
MSC Industrial Direct Co. Inc., Class A	15,033	1,023,296

		4,078,221

Water Utilities — 0.6%
California Water Service Group	16,056	843,903
SJW Group	8,664	635,505

		1,479,408

Total Common Stocks — 99.9% (Cost: $213,363,617)		237,796,425

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	10,145,248	10,151,335

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	183,000	$183,000

		10,334,335

Total Short-Term Investments — 4.3% (Cost: $10,329,439)		10,334,335

Total Investments in Securities — 104.2% (Cost: $223,693,056)		248,130,760

Other Assets, Less Liabilities — (4.2)%		(10,039,197)

Net Assets — 100.0%		$238,091,563

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,029,124	(883,876)	10,145,248	$10,151,335	$33,183	(b)	$1,288		$669
BlackRock Cash Funds: Treasury, SL Agency Shares	114,655	68,345	183,000	183,000	4,245		—		—

				$10,334,335	$37,428		$1,288		$669

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	3	03/20/20	$242	$(9,388)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$237,796,425	$—	$—	$237,796,425
Money Market Funds	10,334,335	—	—	10,334,335

	$248,130,760	$—	$—	$248,130,760

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,388)	$—	$—	$(9,388)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares